Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 53,795	$ 48,232
Gross unrealized gains	576	508
Gross unrealized losses	(144)	(241)
Fair value	54,227	48,499
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	693	244
Gross unrealized gains	3
Gross unrealized losses	(1)	(6)
Fair value	695	238
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,033	1,578
Gross unrealized gains	66	2
Gross unrealized losses	(1)	(26)
Fair value	2,098	1,554
US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	15,704	18,000
Gross unrealized gains	206	285
Gross unrealized losses	(92)	(149)
Fair value	15,818	18,136
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,693	1,469
Gross unrealized gains	2	2
Gross unrealized losses	(3)	(1)
Fair value	4,692	1,470
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,577	2,176
Gross unrealized gains	2	1
Gross unrealized losses	(8)	(3)
Fair value	2,571	2,174
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,228	6,248
Gross unrealized gains	2	1
Gross unrealized losses	(26)	(10)
Fair value	7,204	6,239
Asset-backed securities, Non-CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	847	856
Gross unrealized gains	7	9
Gross unrealized losses	(1)	(2)
Fair value	853	863
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,762	17,439
Gross unrealized gains	73	22
Gross unrealized losses	(9)	(42)
Fair value	19,826	17,419
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	233	197
Gross unrealized gains	215	186
Gross unrealized losses	(2)	(1)
Fair value	446	382
Loan substitute securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25	25
Gross unrealized losses	(1)	(1)
Fair value	$ 24	$ 24